Annual Operating Expenses {- Fidelity® Extended Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-11 - Fidelity® Extended Market Index Fund - Fidelity Extended Market Index Fund	Apr. 29, 2021
Operating Expenses:
Management fee	0.035%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.001%
Total annual operating expenses	0.036%

[1]	(a)Adjusted to reflect current fees.